Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	¥ 34,400
2023	34,400
2024	34,400
2025	34,400
2026	34,400
Thereafter	794,067
Net carrying amount	¥ 966,067	¥ 1,000,467